TAXATION - Current and Deferred Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current income tax expense
PRC entities		¥ 156,706	¥ 120,280	¥ 108,172
Total		156,706	120,280	108,172
Deferred income tax expense
PRC entities		12,787	14,419	18,129
Total	$ 1,965	12,787	14,419	18,129
Income tax expense
PRC entities		169,493	134,699	126,301
Total	$ 26,051	¥ 169,493	¥ 134,699	¥ 126,301